SECURITIZATIONS AND VARIABLE INTEREST ENTITIES - Funding Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	$ 10,422	$ 9,153
Liquidity facilities Citigroup
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	2,847	3,105
Liquidity facilities Citigroup | Asset-based financing
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	5	5
Liquidity facilities Citigroup | Municipal securities tender option bond trusts (TOBs)
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	2,842	3,100
Liquidity facilities Citigroup | Municipal investments
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	0	0
Liquidity facilities Citigroup | Investment funds
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	0	0
Liquidity facilities Citigroup | Other
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	0	0
Loan / equity commitments Citigroup
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	7,575	6,048
Loan / equity commitments Citigroup | Asset-based financing
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	4,910	3,611
Loan / equity commitments Citigroup | Municipal securities tender option bond trusts (TOBs)
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	0	0
Loan / equity commitments Citigroup | Municipal investments
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	2,580	2,335
Loan / equity commitments Citigroup | Investment funds
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	27	102
Loan / equity commitments Citigroup | Other
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	$ 58	$ 0